Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Valuation and Qualifying Accounts Disclosure [Table Text Block]
		Additions
DESCRIPTION	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses		Charged to Other Accounts	Deductions / (Recoveries)		Balance at End of Year

Year ended December 31, 2023
Allowance for credit losses	$260	$56		$-	$56	(1)	$260
Deferred tax asset valuation allowance	$2,488	$477	(2)	$-	$-		$2,965

Year ended December 31, 2022
Allowance for credit losses	$265	$32		$-	$37	(1)	$260
Deferred tax asset valuation allowance	$2,351	$137	(2)	$-	$-		$2,488